Loans - Summary of allowance for loan losses allocated by loan class and activity in allowance for loan losses for years (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018		Dec. 31, 2017
Allowance for Loan and Lease Losses [Roll Forward]
Beginning balance	$ 1,261		$ 990
Charge Offs	0		0
Recoveries	0		0
Provisions	300		271
Ending Balance	1,561	[1]	1,261
Commercial and industrial
Allowance for Loan and Lease Losses [Roll Forward]
Charge Offs			0
Recoveries			0
Provisions			19
Real estate loans: | Secured by one-to-four family residences
Allowance for Loan and Lease Losses [Roll Forward]
Beginning balance	816		584
Charge Offs	0		0
Recoveries	0		0
Provisions	50		232
Ending Balance	866	[1]	816
Real estate loans: | Secured by multi-family residences
Allowance for Loan and Lease Losses [Roll Forward]
Beginning balance	80		38
Charge Offs	0		0
Recoveries	0		0
Provisions	(3)		42
Ending Balance	77	[1]	80
Real estate loans: | Construction
Allowance for Loan and Lease Losses [Roll Forward]
Beginning balance	54		31
Charge Offs	0		0
Recoveries	0		0
Provisions	(30)		23
Ending Balance	24	[1]	54
Real estate loans: | Commercial
Allowance for Loan and Lease Losses [Roll Forward]
Beginning balance	148		84
Charge Offs	0		0
Recoveries	0		0
Provisions	136		64
Ending Balance	284	[1]	148
Real estate loans: | Home equity lines of credit
Allowance for Loan and Lease Losses [Roll Forward]
Beginning balance	107		112
Charge Offs	0		0
Recoveries	0		0
Provisions	(4)		(5)
Ending Balance	103	[1]	107
Other Loans Portfolio Segment | Commercial and industrial
Allowance for Loan and Lease Losses [Roll Forward]
Beginning balance	47		28
Charge Offs	0
Recoveries	0
Provisions	50
Ending Balance	97	[1]	47
Other Unallocated
Allowance for Loan and Lease Losses [Roll Forward]
Beginning balance	9		113
Charge Offs	0		0
Recoveries	0		0
Provisions	101		(104)
Ending Balance	$ 110	[1]	$ 9

[1]	All Loans are collectively evaluated for impairment.